Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Operating expenses
General and administrative (Note 18)		$ 3,610,652	$ 4,362,117	$ 4,759,205
Research and development, net (Note 19)		2,056,525	1,382,808	1,544,229
Total operating expenses		5,667,177	5,744,925	6,303,434
Finance income (expenses)
Changes in fair value of derivative warrant liabilities (Note 7)		1,128,586	707,802	(2,189,986)
Changes in fair value of short-term investments (Note 5)		844,500	(68,624)	(107,638)
Foreign exchange gain (loss)		3,378	(6,028)	(78,136)
Other finance expenses		(19,537)	(36,161)	(10,894)
Interest income on deposit		132,908	271,224	70,068
Changes in fair value of convertible loans		(209,196)
Total finance income (expenses)		1,880,639	868,213	(2,316,586)
Other income
Dividend received				16,555
Total other income				16,555
Loss Before taxes		(3,786,538)	(4,876,712)	(8,603,465)
Tax expenses		(70,445)	(377,966)	(17,372)
Net Loss		$ (3,856,983)	$ (5,254,678)	$ (8,620,837)
Loss per share, basic (in Dollars per share)		$ (30.35)	$ (67.8)	$ (1,703.04)
Loss per share, diluted (in Dollars per share)		$ (30.35)	$ (67.8)	$ (1,703.04)
Weighted average number of shares for the purposes of basic loss per share (in Shares)	[1]	127,093	77,503	5,062
Weighted average number of shares for the purposes of diluted loss per share (in Shares)	[1]	127,093	77,503	5,062

[1]	On November 28, 2023, the Company effected a 1-for-30 reverse split of its issued and outstanding common shares and on December 15, 2025, the Company effected a 1-for-40 reverse split of its issued and outstanding common shares (collectively, the “Reverse Splits”). Following the Reverse Splits, holders of the Company’s common shares received 0.0008333 of a common share for every one common share. All share amounts have been retroactively adjusted for all periods presented.